Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense (Recovery)
Income tax expense for the year is as follows:

Year ended	March 31,
	2026	2025
Current tax expense:	$	$
Current tax expense for the year	2,725	1,276

Deferred tax (recovery) expense:
Origination and reversal of temporary differences	(1,510)	1,499
Total deferred tax (recovery) expense	(1,510)	1,499
Total income tax expense	1,215	2,775

Summary of Effective Income Tax Rate Differs from Federal and Provincial Statutory Tax Rate
The Company’s effective income tax rate differs from the combined statutory tax rate as follows:

Year ended	March 31,
	2026		2025
	%	$	%	$
(Loss) earnings before income taxes		(37,562)		4,070
Company's statutory tax rate	26.5	(9,954)	26.5	1,079
Non-deductible share-based compensation expense	(3.4)	1,295	24.6	1,000
Impairment of goodwill	(23.4)	8,791	32.7	1,332
Tax loss on sale of subsidiaries	21.2	(7,976)	—	—
Other non-deductible and tax exempt items	(0.2)	58	(39.2)	(1,595)
Change in unrecognized deferred tax assets	(23.5)	8,820	21.2	863
Other	(0.5)	181	2.4	96
Effective income tax rate	(3.2)	1,215	68.2	2,775

Summary of Deferred Tax Assets and Deferred Tax Liabilities	The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2026	2025
	$	$
Deferred tax liabilities	(9,584)	(11,228)
Deferred tax assets	5,274	4,875
	(4,310)	(6,353)

Summary of Movements in Temporary Differences
Movements in temporary differences during the year were as follows:

As at	March 31, 2026
	Opening balance	Recognized in earnings	Business acquisition and divestiture (note 4)	Reclassification	Foreign currency translation adjustment	Total
	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	8,151	(611)	1,820	(887)	—	8,473
Lease liabilities	2,384	(840)	—	—	—	1,544
Deferred financing costs	363	(322)	—	—	—	41
Total deferred tax assets	10,898	(1,773)	1,820	(887)	—	10,058
Intangibles and goodwill	(9,827)	2,583	(1,380)	887	93	(7,644)
Tax credits and other	(6,291)	252	—	—	—	(6,039)
Right-of-use assets	(1,133)	448	—	—	—	(685)
Total deferred tax liability	(17,251)	3,283	(1,380)	887	93	(14,368)
Net carrying amount	(6,353)	1,510	440	—	93	(4,310)

As at	March 31, 2025
	Opening balance	Recognized in earnings	Business acquisition (note 4)	Reclassification	Foreign currency translation adjustment	Total
	$	$	$	$	$	$
Losses available for carryforward and other tax deductions	9,932	(2,108)	327	—	—	8,151
Lease liabilities	3,053	(654)	—	—	(15)	2,384
Deferred financing costs	395	(32)	—	—	—	363
Total deferred tax assets	13,380	(2,794)	327	—	(15)	10,898
Intangibles and goodwill	(8,493)	1,292	(2,581)	—	(45)	(9,827)
Tax credits and other	(5,786)	(349)	(156)	—	—	(6,291)
Right-of-use assets	(1,485)	352	—	—	—	(1,133)
Total deferred tax liability	(15,764)	1,295	(2,737)	—	(45)	(17,251)
Net carrying amount	(2,384)	(1,499)	(2,410)	—	(60)	(6,353)

12. INCOME TAXES (CONT’D)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date	Canada
$
2043	2,442
2044	5,081
2045	848
2046	1,016
9,387

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (a)	USA
$
2038	14,154
Indefinite	16,445
30,599

(a) Net operating losses amounting to $25,388,000 of which $14,154,000 will expire in 2038, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater Technology Inc and eVerge. In addition, the Company has i) state losses amounting to approximately $55,867,000 (with varying expiration dates, or with an indefinite carryforward period depending on the applicable jurisdiction) and ii) net deductible temporary differences totaling approximately $41,062,000 for which no deferred tax benefit has been recognized.